FI - Qualitative information about level 3 assets at fair value (Details 15) - Recurring basis SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 0	SFr 1	SFr 0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	0	SFr 174	158
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		10
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		450
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		259
Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	46	SFr 70	0
Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	8,754	12,765	14,531
Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	2,292	3,977	4,563
Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,412	1,674	1,745
Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 387	SFr 448
Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(60.00%)	(85.00%)
Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	98.00%
Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	55.00%	23.00%
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 444	SFr 101
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	37	3
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952	1,004
Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	230	308
Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 545	SFr 817
Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	139.00%	117.00%
Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	84.00%	86.00%
Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 320	SFr 605	814
Trading assets | Debt securities | RMBS | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 445
Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	1.00%	2.00%
Discount rate (in %)	1.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	36.00%	30.00%
Discount rate (in %)	24.00%	47.00%
Default rate (in %)	12.00%	10.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	10.00%	12.00%
Discount rate (in %)	11.00%	8.00%
Default rate (in %)	4.00%	3.00%
Loss severity (in %)	57.00%	43.00%
Trading assets | Debt securities | RMBS | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 120
Trading assets | Debt securities | RMBS | Market comparable | Minimum
Unobservable input
Price (in %)		21.00%
Trading assets | Debt securities | RMBS | Market comparable | Maximum
Unobservable input
Price (in %)		30.00%
Trading assets | Debt securities | RMBS | Market comparable | Weighted average
Unobservable input
Price (in %)		26.00%
Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16	SFr 65	215
Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	14.00%	8.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	8.00%	2.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	14.00%	9.00%
Prepayment rate (in %)	5.00%	15.00%
Discount rate (in %)	16.00%	27.00%
Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	14.00%	9.00%
Prepayment rate (in %)	4.00%	9.00%
Discount rate (in %)	14.00%	10.00%
Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 126	SFr 1,165	1,298
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 195
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	464	328
Prepayment rate (in %)	5.00%	0.00%
Discount rate (in %)	5.00%	7.00%
Default rate (in %)	2.00%	0.00%
Loss severity (in %)	0.00%	3.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	669	328
Prepayment rate (in %)	20.00%	30.00%
Discount rate (in %)	13.00%	27.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	80.00%	100.00%
Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	553	328
Prepayment rate (in %)	13.00%	10.00%
Discount rate (in %)	8.00%	15.00%
Default rate (in %)	3.00%	2.00%
Loss severity (in %)	34.00%	45.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 851
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)		208.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)		208.00%
Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)		208.00%
Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 163	SFr 240	871
Trading assets | Equity securities | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 67
Trading assets | Equity securities | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Trading assets | Equity securities | Vendor price | Maximum
Unobservable input
Price (in actuals)	2,080
Trading assets | Equity securities | Vendor price | Weighted average
Unobservable input
Price (in actuals)	10
Trading assets | Equity securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 81
Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	2	3
Price (in %)	18.00%	0.00%
Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	9	8
Price (in %)	100.00%	100.00%
Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	7	6
Price (in %)	67.00%	70.00%
Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,289	SFr 4,305	4,831
Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 801	SFr 748	791
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	20.00%
Prepayment rate (in %)	6.00%	1.00%
Volatility skew (in %)	(4.00%)	(7.00%)
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	34.00%	32.00%
Volatility skew (in %)	1.00%	1.00%
Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	72.00%	65.00%
Prepayment rate (in %)	17.00%	16.00%
Volatility skew (in %)	(1.00%)	(2.00%)
Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 634	SFr 688	1,568
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	1.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	1.00%	15.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	956	1,635
Prepayment rate (in %)	14.00%	13.00%
Recovery rate (in %)	45.00%	45.00%
Discount rate (in %)	50.00%	45.00%
Default rate (in %)	20.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	217	396
Prepayment rate (in %)	6.00%	5.00%
Recovery rate (in %)	20.00%	10.00%
Discount rate (in %)	16.00%	21.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	64.00%	69.00%
Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 833	SFr 914	936
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(85.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	0.00%	2.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Gap risk (in %)	2.00%	2.00%
Volatility (in %)	105.00%	180.00%
Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	62.00%
Correlation (in %)	65.00%	21.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	64.00%	32.00%
Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,010	SFr 4,243	4,266
Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,095	SFr 882
Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	19
Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,605	SFr 3,005
Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	110.00%	116.00%
Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	23.00%	39.00%
Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,601	SFr 1,906	2,035
Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	29	8
Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	271	310
Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,301	SFr 1,588	1,669
Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	19
Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 300	SFr 318	366
Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	4,530	6,585	8,950
Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	158	138	112
Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,511	1,679	7,087
Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,350	1,316	6,768
Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 849	SFr 760
Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	117
Recovery rate (in %)	18.00%	6.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	973	1,082
Recovery rate (in %)	87.00%	100.00%
Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	292	334
Recovery rate (in %)	73.00%	74.00%
Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 280	SFr 356
Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	102.00%
Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	88.00%	78.00%
Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16,642	SFr 23,390	33,021
Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	42	72	148
Commercial and industrial loans
Quantitative information about level 3 assets at fair value
Fair value, assets	2,207	3,816	5,735
Commercial and industrial loans | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,924	SFr 2,959
Commercial and industrial loans | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	89	5
Commercial and industrial loans | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,116	5,400
Commercial and industrial loans | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	420	544
Commercial and industrial loans | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 250	SFr 852
Commercial and industrial loans | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Commercial and industrial loans | Market comparable | Maximum
Unobservable input
Price (in %)	99.00%	100.00%
Commercial and industrial loans | Market comparable | Weighted average
Unobservable input
Price (in %)	56.00%	51.00%
Financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,480	SFr 1,829	1,729
Financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,426	SFr 1,588
Financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	43	67
Financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430	952
Financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	371	342
Financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 149
Financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)		0.00%
Financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)		550.00%
Financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)		483.00%
Bank | Interest-bearing deposits with banks
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 0	SFr 1
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Quantitative information about level 3 assets at fair value
Fair value, assets	0	SFr 174	158
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		10
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		450
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		259
Bank | Securities received as collateral
Quantitative information about level 3 assets at fair value
Fair value, assets	46	SFr 70	0
Bank | Trading assets
Quantitative information about level 3 assets at fair value
Fair value, assets	8,754	12,765	14,532
Bank | Trading assets | Debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	2,292	3,977	4,564
Bank | Trading assets | Debt securities | Corporate debt securities
Quantitative information about level 3 assets at fair value
Fair value, assets	1,412	1,674	1,746
Bank | Trading assets | Debt securities | Corporate debt securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 387	SFr 448
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Minimum
Unobservable input
Correlation (in %)	(60.00%)	(85.00%)
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	98.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Option model | Weighted average
Unobservable input
Correlation (in %)	55.00%	23.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 444	SFr 101
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	37	3
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	952	1,004
Bank | Trading assets | Debt securities | Corporate debt securities | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	230	308
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 545	SFr 817
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Maximum
Unobservable input
Price (in %)	139.00%	117.00%
Bank | Trading assets | Debt securities | Corporate debt securities | Market comparable | Weighted average
Unobservable input
Price (in %)	84.00%	86.00%
Bank | Trading assets | Debt securities | RMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 320	SFr 605	814
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 445
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Minimum
Unobservable input
Prepayment rate (in %)	1.00%	2.00%
Discount rate (in %)	1.00%	0.00%
Default rate (in %)	0.00%	0.00%
Loss severity (in %)	0.00%	0.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Maximum
Unobservable input
Prepayment rate (in %)	36.00%	30.00%
Discount rate (in %)	24.00%	47.00%
Default rate (in %)	12.00%	10.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Debt securities | RMBS | Discounted cash flow | Weighted average
Unobservable input
Prepayment rate (in %)	10.00%	12.00%
Discount rate (in %)	11.00%	8.00%
Default rate (in %)	4.00%	3.00%
Loss severity (in %)	57.00%	43.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 120
Bank | Trading assets | Debt securities | RMBS | Market comparable | Minimum
Unobservable input
Price (in %)		21.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable | Maximum
Unobservable input
Price (in %)		30.00%
Bank | Trading assets | Debt securities | RMBS | Market comparable | Weighted average
Unobservable input
Price (in %)		26.00%
Bank | Trading assets | Debt securities | CMBS
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16	SFr 65	215
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Minimum
Unobservable input
Capitalization rate (in %)	14.00%	8.00%
Prepayment rate (in %)	0.00%	0.00%
Discount rate (in %)	8.00%	2.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Maximum
Unobservable input
Capitalization rate (in %)	14.00%	9.00%
Prepayment rate (in %)	5.00%	15.00%
Discount rate (in %)	16.00%	27.00%
Bank | Trading assets | Debt securities | CMBS | Discounted cash flow | Weighted average
Unobservable input
Capitalization rate (in %)	14.00%	9.00%
Prepayment rate (in %)	4.00%	9.00%
Discount rate (in %)	14.00%	10.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 126	SFr 1,165	1,298
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 195
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	464	328
Prepayment rate (in %)	5.00%	0.00%
Discount rate (in %)	5.00%	7.00%
Default rate (in %)	2.00%	0.00%
Loss severity (in %)	0.00%	3.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	669	328
Prepayment rate (in %)	20.00%	30.00%
Discount rate (in %)	13.00%	27.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	80.00%	100.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	553	328
Prepayment rate (in %)	13.00%	10.00%
Discount rate (in %)	8.00%	15.00%
Default rate (in %)	3.00%	2.00%
Loss severity (in %)	34.00%	45.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 851
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Minimum
Unobservable input
Price (in %)		208.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Maximum
Unobservable input
Price (in %)		208.00%
Bank | Trading assets | Debt securities | Collateralized debt obligations | Market comparable | Weighted average
Unobservable input
Price (in %)		208.00%
Bank | Trading assets | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 163	SFr 240	871
Bank | Trading assets | Equity securities | Option model
Quantitative information about level 3 assets at fair value
Fair value, assets	81
Bank | Trading assets | Equity securities | Vendor price
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 67
Bank | Trading assets | Equity securities | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Bank | Trading assets | Equity securities | Vendor price | Maximum
Unobservable input
Price (in actuals)	2,080
Bank | Trading assets | Equity securities | Vendor price | Weighted average
Unobservable input
Price (in actuals)	10
Bank | Trading assets | Equity securities | Market comparable | Minimum
Unobservable input
EBITDA multiple	2	3
Price (in %)	18.00%	0.00%
Bank | Trading assets | Equity securities | Market comparable | Maximum
Unobservable input
EBITDA multiple	9	8
Price (in %)	100.00%	100.00%
Bank | Trading assets | Equity securities | Market comparable | Weighted average
Unobservable input
EBITDA multiple	7	6
Price (in %)	67.00%	70.00%
Bank | Trading assets | Derivative instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,289	SFr 4,305	4,831
Bank | Trading assets | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 801	SFr 748	791
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	20.00%	20.00%
Prepayment rate (in %)	6.00%	1.00%
Volatility skew (in %)	(4.00%)	(7.00%)
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	34.00%	32.00%
Volatility skew (in %)	1.00%	1.00%
Bank | Trading assets | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	72.00%	65.00%
Prepayment rate (in %)	17.00%	16.00%
Volatility skew (in %)	(1.00%)	(2.00%)
Bank | Trading assets | Derivative instruments | Credit derivatives
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 634	SFr 688	1,568
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	1	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	0.00%
Discount rate (in %)	3.00%	1.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	1.00%	15.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	956	1,635
Prepayment rate (in %)	14.00%	13.00%
Recovery rate (in %)	45.00%	45.00%
Discount rate (in %)	50.00%	45.00%
Default rate (in %)	20.00%	33.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading assets | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	97.00%	97.00%
Credit spread (in bp)	217	396
Prepayment rate (in %)	6.00%	5.00%
Recovery rate (in %)	20.00%	10.00%
Discount rate (in %)	16.00%	21.00%
Default rate (in %)	5.00%	5.00%
Loss severity (in %)	64.00%	69.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 833	SFr 914	936
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(85.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	0.00%	2.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Gap risk (in %)	2.00%	2.00%
Volatility (in %)	105.00%	180.00%
Bank | Trading assets | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	62.00%
Correlation (in %)	65.00%	21.00%
Gap risk (in %)	1.00%	1.00%
Volatility (in %)	64.00%	32.00%
Bank | Trading assets | Other
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 3,010	SFr 4,243	4,266
Bank | Trading assets | Other | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,095	SFr 882
Bank | Trading assets | Other | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	3	3
Bank | Trading assets | Other | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	19
Bank | Trading assets | Other | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	8	8
Bank | Trading assets | Other | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,605	SFr 3,005
Bank | Trading assets | Other | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Trading assets | Other | Market comparable | Maximum
Unobservable input
Price (in %)	110.00%	116.00%
Bank | Trading assets | Other | Market comparable | Weighted average
Unobservable input
Price (in %)	23.00%	39.00%
Bank | Other investments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,601	SFr 1,906	2,034
Bank | Other investments | Private equity
Quantitative information about level 3 assets at fair value
Fair value, assets	29	8
Bank | Other investments | Other equity investments
Quantitative information about level 3 assets at fair value
Fair value, assets	271	310
Bank | Other investments | Life finance instruments
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,301	SFr 1,588	1,669
Bank | Other investments | Life finance instruments | Discounted cash flow | Minimum
Unobservable input
Life expectancy (in years)	2	2
Bank | Other investments | Life finance instruments | Discounted cash flow | Maximum
Unobservable input
Life expectancy (in years)	18	19
Bank | Other investments | Life finance instruments | Discounted cash flow | Weighted average
Unobservable input
Life expectancy (in years)	6	6
Bank | Other investments | Equity securities
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 300	SFr 318	365
Bank | Loans
Quantitative information about level 3 assets at fair value
Fair value, assets	4,530	6,585	8,950
Bank | Other intangible assets
Quantitative information about level 3 assets at fair value
Fair value, assets	158	138	112
Bank | Other assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,511	1,679	7,087
Bank | Other assets - of which loans held-for-sale
Quantitative information about level 3 assets at fair value
Fair value, assets	1,350	1,316	6,768
Bank | Other assets - of which loans held-for-sale | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 849	SFr 760
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	117	117
Recovery rate (in %)	18.00%	6.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	973	1,082
Recovery rate (in %)	87.00%	100.00%
Bank | Other assets - of which loans held-for-sale | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	292	334
Recovery rate (in %)	73.00%	74.00%
Bank | Other assets - of which loans held-for-sale | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 280	SFr 356
Bank | Other assets - of which loans held-for-sale | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%	102.00%
Bank | Other assets - of which loans held-for-sale | Market comparable | Weighted average
Unobservable input
Price (in %)	88.00%	78.00%
Bank | Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 16,642	SFr 23,390	33,021
Bank | Investment securities
Quantitative information about level 3 assets at fair value
Fair value, assets	42	72	148
Bank | Commercial and industrial loans
Quantitative information about level 3 assets at fair value
Fair value, assets	2,207	3,816	5,735
Bank | Commercial and industrial loans | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,924	SFr 2,959
Bank | Commercial and industrial loans | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	89	5
Bank | Commercial and industrial loans | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,116	5,400
Bank | Commercial and industrial loans | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	420	544
Bank | Commercial and industrial loans | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 250	SFr 852
Bank | Commercial and industrial loans | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Commercial and industrial loans | Market comparable | Maximum
Unobservable input
Price (in %)	99.00%	100.00%
Bank | Commercial and industrial loans | Market comparable | Weighted average
Unobservable input
Price (in %)	56.00%	51.00%
Bank | Financial institutions
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,480	SFr 1,829	SFr 1,729
Bank | Financial institutions | Discounted cash flow
Quantitative information about level 3 assets at fair value
Fair value, assets	SFr 1,426	SFr 1,588
Bank | Financial institutions | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	43	67
Bank | Financial institutions | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430	952
Bank | Financial institutions | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	371	342
Bank | Financial institutions | Market comparable
Quantitative information about level 3 assets at fair value
Fair value, assets		SFr 149
Bank | Financial institutions | Market comparable | Minimum
Unobservable input
Price (in %)		0.00%
Bank | Financial institutions | Market comparable | Maximum
Unobservable input
Price (in %)		550.00%
Bank | Financial institutions | Market comparable | Weighted average
Unobservable input
Price (in %)		483.00%